Short-term borrowings (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Short-term borrowings (Details) [Line Items]
Weighted average interest rate	4.15%	3.67%
Maximum [Member]
Short-term borrowings (Details) [Line Items]
Bear interest rate	1.60%	1.60%
Minimum [Member]
Short-term borrowings (Details) [Line Items]
Bear interest rate	5.60%	5.22%